Equity-settled share-based payments	12 Months Ended
Dec. 31, 2023
Equity Settled Share Based Payments [Abstract]
Equity-settled share-based payments

23. Equity-settled share-based payments

The Group has issued share options under the 2018 Long Term Incentive Plan (LTIP), 2018 Non-Employee Long Term Inventive Plan (Non-Employee LTIP), and individual share option contracts, open to all employees of the Group, as well as EMI shares (none of which remain outstanding at December 31, 2023). Under the LTIP, Non-Employee LTIP, individual contracts and schemes available, the options typically vest after 3 years, with the exception of some options granted to certain members of key management personnel. The vesting period for these options ranges from 3 to 33 months. The options usually lapse after one year following the employee leaving the Group.

	2023			2022			2021
	Number of ADSs(1)	Weighted Average Exercise price	Weighted Average Exercise price	Number of ADSs(1)	Weighted Average Exercise price	Weighted Average Exercise price	Number Of Shares	Weighted Average Exercise price
		$	Pence per share		$	Pence per share		Pence per share
Options
Outstanding at the beginning of the year	3,857,162	15.10	403.63	2,684,233	7.32	605.63	6,768,894	226.83
Granted during the year	2,567,942	14.01	374.49	1,940,377	22.30	1,844.41	2,259,153	554.60
Lapsed or forfeited during the year	(871,309)	18.50	494.51	(709,531)	29.25	2,419.76	(563,541)	146.02
Exercised during the year	(269,309)	1.89	50.52	(57,917)	3.20	265.05	(411,807)	116.62
Outstanding at the year-end (ordinary shares/pence)							8,052,699	329.74
Outstanding at the year-end (ADS/$)	5,284,486	14.80	395.61	3,857,162	15.10	1,248.95	2,684,233	7.32
Exercisable at the year-end	2,420,614	14.34	383.31	1,889,460	13.24	1,095.01	2,503,504	263.45

The table above shows the number of options in relation to ordinary shares and equivalent ADSs outstanding and exercisable at year end, on the conversion ratio of three ordinary share options to one ADS as disclosed in note 24.

The options outstanding at the year-end have a weighted average remaining contractual life of 7.68 years (2022: 8.2 years; 2021: 8.3 years). The weighted average share price at the time of exercise during the year was 274 pence per ordinary share or $10.26 per ADS (2022: 318.31 pence; 2021: 575.39 pence).

The Group granted 7,703,826 share options during the year (2022: 5,821,131; 2021: 2,259,153). The fair value of options granted were calculated using Black Scholes model for 2023 and 2022. Prior to January 1, 2022, the fair value of options granted were calculated using a Binomial or Monte Carlo model. Inputs into the model were as follows:

	2023	2022	2021
Inputs and assumptions for options granted in the year:
Weighted average share price (pence)	375.0	537.4	586.0
Weighted average ADS price ($)	14.0	19.5
Weighted average exercise price (pence)	375.0	673.8	520.0
Weighted average ADS price ($)	14.0	24.4
Option life (years)	6.0	8.9	10.0
Expected volatility	72%-79%	56%-74%	65%-70%
Risk free rate	3.16%-4.43%	1.16%-3.57%	0.28%-1.04%
Expected dividend yield	nil	nil	nil

The Group recognized total charges of £13.1 million (2022: £10.3 million; 2021: £8.6 million) related to equity settled share-based payment transactions during the year.

Fair value of the grants has been calculated using volatility assumptions between 56% and 74%, based on the three year historical volatility as at the respective date of grant.

The Group does not bear any responsibility to settle any employee tax obligations that arise on the exercise of share options. The estimated employer tax obligation on outstanding options at the year-end was £0.2 million (2022: £0.4 million; 2021: £0.6 million).